Nature of Operations and Summary of Significant Accounting Policies (Schedule of Changes in Warranty Accrual) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Accrued warranty reserve, beginning of period	$ 1,546	$ 845	$ 1,150	$ 679	$ 679	$ 474
Warranty reserves assumed in business combinations	200		341
Warranty expense provisions	715	195	1,354	582	1,112	630
Payments	(347)	(204)	(731)	(425)	(641)	(425)
Accrued warranty reserve, end of period	$ 2,114	$ 836	$ 2,114	$ 836	$ 1,150	$ 679